INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES
INVENTORIES

5. INVENTORIES

        Inventories consist of the following:

	At December 31, 2014	At December 31, 2015
	$	$
Raw materials	95,224	97,331
Work-in-process	33,207	18,904
Finished goods	303,894	218,254

	432,325	334,489

        In 2013, 2014 and 2015, inventory was written down by $715, $16,951 and $23,013, respectively, to reflect the lower of cost or market measurement.